Fresh Start Accounting - Reorganization Adjustments, Additional Paid-In Capital (Details) - USD ($)		2 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	$ 0	$ 1,495,000,000
Successor additional paid-in capital	1,499,000,000	1,499,000,000	$ 1,702,000,000	$ 1,499,000,000	$ (3,716,000,000)	$ (3,140,000,000)	$ 1,650,000,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Successor additional paid-in capital	5,066,000,000	5,066,000,000		1,499,000,000
Holders of Prepetition Credit Agreement Claims | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	1,244,000,000
Additional paid in capital
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		1,499,000,000
Successor additional paid-in capital	1,499,000,000	$ 1,499,000,000	$ 1,499,000,000	$ 1,499,000,000	$ 3,504,000,000	$ 3,504,000,000	$ 3,496,000,000
Additional paid in capital | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Fair value of the conversion option on the Convertible Bond	39,000,000
Additional paid in capital | Holders of Prepetition Credit Agreement Claims | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	1,456,000,000
Additional paid in capital | Predecessor Equity Holders | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	$ 4,000,000